Subsequent events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 5 – Subsequent events

1.	On November 12, 2024, the Company’s board of directors approved the grant of an aggregate of 302,500 restricted share units (“RSUs”) and 17,500 options to purchase 17,500 ordinary shares to the Company’s executive officers and members of the board of directors. All of the options and 197,500 of the RSUs that were granted to the members of the board of directors were subject to the approval of the Company’s shareholders. On October 29, 2025, the Company’s shareholders approved such grants at the Company’s annual general meeting of shareholders. The grants were made pursuant to the Plan. The options have an exercise price of $2.88 per ordinary share. The options and RSUs will vest over three years from the date of the board of directors’ approval.

2.	On August 26, 2025, the Company’s board of directors approved the grant of an aggregate of 212,500 RSUs and 12,500 options to purchase 12,500 ordinary shares to the Company’s executive officers and members of the board of directors. All of the options and 137,500 of the RSUs were subject to the approval of the Company’s shareholders. On October 29, 2025, the Company’s shareholders approved such grants at the Company’s annual general meeting of shareholders. The options have an exercise price of $1.41 per ordinary share. The 12,500 options and 37,500 RSUs granted to non-management directors will vest over one year from the date of the shareholders’ approval, while the grants of 175,000 RSUs granted to the Company’s executive officers will vest over three years from the date of the board of directors’ approval.

3.	Regarding additional ordinary shares issued under the SEPA subsequent to September 30, 2025, see Note 3.3 above.